MARKETABLE SECURITIES (Schedule of Company's debt marketable securities) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Investments, Debt and Equity Securities [Abstract]
Due within one year	$ 34,014
Between 1-2 years	$ 1,505